Consolidated Statement of Changes in Equity	Share Capital Issuance of founders shares at US$0.015 per common share CAD ($) shares	Share Capital Private placement at US$0.30 per common share CAD ($) shares	Share Capital Private placement at US$0.75 per common share CAD ($) shares	Share Capital Private placement at $1.05 per common share CAD ($) shares	Share Capital Private placement at $3.00 per common share CAD ($) shares	Share Capital Issuance of share capital per lease agreement CAD ($) shares	Share Capital CAD ($) shares	Share Capital USD ($) shares	Option Reserves CAD ($)	Accumulated other comprehensive loss CAD ($)	Accumulated other comprehensive loss USD ($)	Deficit CAD ($)	Deficit USD ($)	Issuance of founders shares at US$0.015 per common share CAD ($)	Private placement at US$0.30 per common share CAD ($)	Private placement at US$0.75 per common share CAD ($)	Private placement at $1.05 per common share CAD ($)	Private placement at $3.00 per common share CAD ($)	Issuance of share capital per lease agreement CAD ($)	CAD ($) shares	USD ($) shares
Balance beginning at Apr. 20, 2020
Balance beginning (in shares) at Apr. 20, 2020 | shares
Shares issued	$ 139,290	$ 441,853	$ 949,366	$ 140,000	$ 2,000,000	$ 13,587								$ 139,290	$ 441,853	$ 949,366	$ 140,000	$ 2,000,000	$ 13,587
Issuance of shares (in shares) | shares	6,666,668	1,083,333	928,666	133,333	666,667	33,333
Share issue costs							$ (9,838)													(9,838)
Value assigned to options granted									2,100,550											2,100,550
Net loss and comprehensive loss for the period										(12,203)		(2,070,249)								(2,082,452)
Balance ending at Dec. 31, 2020							$ 3,674,258	$ 2,703,053	2,100,550	(12,203)	$ 122,511	(2,070,249)	$ (1,550,355)							$ 3,692,356	$ 2,899,262
Balance ending (in shares) at Dec. 31, 2020 | shares							9,512,000	9,512,000												9,512,000	9,512,000
Shares issued						$ 15,000		$ 11,702											$ 15,000		$ 11,702
Issuance of shares (in shares) | shares						5,000
Net loss and comprehensive loss for the period										6,084		(502,779)								$ (496,695)	(379,644)
Balance ending at Dec. 31, 2021							$ 3,689,258	$ 2,714,755	$ 2,100,550	$ (6,119)	143,972	$ (2,573,028)	(1,951,460)							$ 3,210,661	$ 2,531,320
Balance ending (in shares) at Dec. 31, 2021 | shares							9,517,000	9,517,000												9,517,000	9,517,000
Share issue costs								$ (1,403,797)													$ (1,165,580)
Value assigned to options granted																					182,422
Net loss and comprehensive loss for the period																					(1,787,312)
Balance ending at Dec. 31, 2022								$ 16,329,958			$ (574,949)		$ (3,019,851)								$ 14,779,850
Balance ending (in shares) at Dec. 31, 2022 | shares																				13,271,750	13,271,750